Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Payables and Other Current Liabilities

	At December 31,
	2016	2017	2018
	(in thousands)
Trade payables	$18,358	$13,023	$9,412
Other current liabilities:
Employees and social debts	3,283	3,720	3,091
Others	1,132	1,418	1,563
Total other current liabilities	$4,415	$5,138	$4,654
Deferred revenue	$335	$740	$973